SHARE- BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of Restricted Stock Units (RSU)
	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1, 2022	247,775	2.28
Granted	25,200	1.26
Vested	(26,226)	2.41
Forfeited	(32,751)	1.91

Outstanding on June 30, 2022	213,998	2.20

Schedule of compensation cost of equity-based awards
	Six months ended June 30,
	2022	2021
	Unaudited

Research and development, net	$502	$532
Business development	206	269
General and administrative	122	288

	$830	$1,089

Employees, consultants and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized in financial statements
	Six months ended June 30,
	2022	2021
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$327	$305
Share-based compensation - Attributable to non-controlling interests	503	784

	$830	$1,089

Schedule of number of share options
	2022		2021
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,233,950	5.54	4,030,702	6.24
Granted	302,000	1.17	217,500	6.27
Exercised	(5,624)	1.09	(136,383)	2.96
Forfeited	(344,241)	5.04	(360,980)	10.50

Outstanding on June 30,	4,186,085	4.66	3,750,839	6.42

Exercisable at June 30,	2,749,667	6.05	2,417,326	7.67

Employees, consultants and directors of company's subsidiaries [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of share options
	2022		2021
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	1,901,992	1.39	1,798,780	0.90
Granted	297,523	0.56	431,851	4.71
Exercised	(8,270)	0.20	-	-
Forfeited	(141,145)	7.95	(16,485)	0.20

Outstanding on June 30,	2,050,100	1.24	2,214,146	1.65

Exercisable at June 30,	1,209,005	1.02	1,007,821	0.63